COMMON STOCK (Details Narrative)													1 Months Ended	3 Months Ended	12 Months Ended
		Feb. 12, 2026 USD ($) shares	Dec. 15, 2025 shares	Dec. 11, 2025 USD ($) $ / shares	Oct. 30, 2025 USD ($) shares	Jun. 25, 2025 USD ($) $ / shares shares	Jun. 18, 2025 USD ($) $ / shares shares	Apr. 24, 2025 USD ($) shares	Mar. 18, 2025 USD ($)	Mar. 16, 2025 USD ($) $ / shares shares	Jan. 27, 2025 USD ($) $ / shares shares	Oct. 07, 2024 USD ($) $ / shares shares	Jan. 31, 2025 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 23, 2025 $ / shares shares	Feb. 07, 2025 shares	Jul. 08, 2024 $ / shares shares	Nov. 21, 2023 $ / shares	Mar. 16, 2023 shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized | shares															700,000,000	700,000,000
Preferred stock, shares authorized | shares															100,000,000	100,000,000
Ordinary shares, par value | $ / shares															$ 0.0001	$ 0.0001			$ 0.0001
Common stock, shares issued | shares															9,869,558	4,773,628
Common stock, shares outstanding | shares															9,869,558	4,773,628			4,773,665
Share price | $ / shares																			$ 100.00
Finance charges																$ 6,807,702
Make whole obligation															247,842	272,011
Legal fees															845,069	1,097,192
Net proceeds															$ 2,133,697	260,927
Exercise price | $ / shares															$ 115.00
Issuance of common stock															$ 2,133,697	268,998
Aggregate gross proceeds															$ 10,270,400
Common stock purchase warrants | shares															10,430,800	10,430,800
Payments of Stock Issuance Costs																$ 32,601
Shares reserved for future issuance | shares																					230,112
Other long-term liability															343,000
Consulting expense															75,562
Prepaid Expense															$ 226,688
Measurement Input, Expected Term [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and Rights Outstanding, Measurement Input																	5.5
Measurement Input, Price Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and Rights Outstanding, Measurement Input																	75
Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and Rights Outstanding, Measurement Input																	0
Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and Rights Outstanding, Measurement Input																	3.78
IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock, shares | shares						110,000	2,150,000				479,200
Exercise price | $ / shares										$ 6.20	$ 13.00
Issuance of common stock									$ 172,841		$ 1,159,331
Aggregate gross proceeds						$ 220,000	$ 4,300,000		$ 2,971,040	$ 2,971,040	$ 5,750,400
Cash exercise of outstanding warrants | shares							2,150,000			479,200
Sale of stock, price per share | $ / shares						$ 2.00	$ 2.00				$ 12.00
Cash fee percentage based on cash proceeds raised in offering									4.00%
Offering expenses						$ 574,325
Over-Allotment Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock, shares | shares							322,500
Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock purchase warrants | shares															5,566,667	5,566,667
Sale of Stock, Consideration Received on Transaction																$ 550,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock, shares | shares	[1]														638,048	5,583
Issuance of common stock	[1]														$ 64	$ 1
Sale of stock, price per share | $ / shares																				$ 120.00
Common stock purchase warrants | shares					730,689
Stock Issued During Period, Shares, Issued for Services | shares					65,000
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price | $ / shares															$ 3.61
Exercise price | $ / shares										$ 7.00							$ 5.837
Cash exercise of outstanding warrants | shares										9,584,000
Common stock purchase warrants | shares					958,400					958,400							411,245
Payments of Stock Issuance Costs										$ 2,108,480
Warrant, Exercise Price, Increase | $ / shares										$ 13.00
Warrant [Member] | Measurement Input, Expected Term [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and Rights Outstanding, Term															5 years
Warrant [Member] | Measurement Input, Price Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and Rights Outstanding, Measurement Input															75
Warrant [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and Rights Outstanding, Measurement Input															0
Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and Rights Outstanding, Measurement Input															4.11
Subsequent Event [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock, shares | shares		29,067
Issuance of common stock		$ 10,000,000
Aggregate gross proceeds		$ 94,193
Accounts Payables And Accrued Liabilities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Make whole obligation															$ 362,538
Maximum [Member] | IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregate gross proceeds						$ 4,520,000
Cash exercise of outstanding warrants | shares											479,200
B Riley [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock, shares | shares			35,753
Make whole payments on termination				$ 471,942
Exercise price | $ / shares				$ 4.40
[custom:FairValueOfSettlementShares]															109,405
[custom:FairValueOfSettlementSharesObligation]															157,315
[custom:AccrualFairValueOfSettlementSharesAmount]															$ 47,910
Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
[custom:AgreementDescription]												Under the applicable NASDAQ rules, the Company may not issue to B. Riley Principal Capital II under the Prior B. Riley Agreements more than 9,569,700 shares of Common Stock, which number of shares is equal to 19.99% of the common shares outstanding immediately prior to the execution of the Prior B. Riley Agreements unless certain exceptions are met (the “Exchange Cap”). The purchase price of the shares of common stock were determined by reference to the VWAP of the common stock during the applicable purchase date, less a fixed 3% discount to such VWAP. Additionally, B. Riley Principal Capital II cannot acquire shares that would result in its beneficial ownership exceeding 4.99% of Stardust Power’s outstanding shares. The Exchange Cap does not apply if the average share price exceeds $77.020 per share but will remain in place if this threshold is not met and stockholder approval is not obtained. The Company evaluated this common stock purchase agreement to determine whether they should be accounted for considering the guidance in ASC 815-40, “Derivatives and Hedging - Contracts on an Entity’s Own Equity” (“ASC 815-40”) and concluded that it is an equity-linked contract that does not qualify for equity classification, and therefore requires fair value accounting as a derivative. The Company has analyzed the terms of the freestanding purchased put right and has concluded that it had insignificant value as of December 31, 2024.
Issuance of common stock												$ 50,000,000
Purchase Agreement [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock, shares | shares															638,048
Net proceeds															$ 2,069,685
Purchase And Registration Rights Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock, shares | shares												6,369			638,048
Share price | $ / shares												$ 78.5
Commitment shares												$ 50,000,000
Finance charges												$ 500,000
Commitment shares, description												If B. Riley Principal Capital II’s resale of the Commitment Shares yields less than $500,000 by specified dates, the Company may need to pay up to $500,000 in cash (“make-whole” payment)
Reselling shares, description												No cash payment will be made if B. Riley Principal Capital II net proceeds from reselling the shares meet or exceed $500,000.
Reselling shares exceed proceeds limit, description												If B. Riley Principal Capital II’s resale proceeds exceed $500,000, it will pay the Company 50% of the amount above $500,000.
Legal fees												$ 75,000
Paid upfront												25,000
Paid upfront withheld												50,000
Net proceeds															$ 2,069,685
Purchase And Registration Rights Agreement [Member] | B Riley [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Commitment shares																227,989
Commitment fee value												$ 500,000
Make whole obligation																$ 272,011
Legal fees														$ 5,000
Purchase price of shares acquired percentage												50.00%
Purchase agreement fully with held															$ 50,000
Purchase And Registration Rights Agreement [Member] | B Riley [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Commitment fee value												$ 500,000
Warrant Exchange Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock					$ 75,000
Warrant Exchange Agreement [Member] | Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock, shares | shares										730,689
Description on common stock exchange										Common Stock at an exchange ratio of 1.31 Warrant Shares for 1 share of Common Stock
KMX Licensing Agreements [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock								$ 50,000
Shares reserved for future issuance | shares																		50,000
Purchase Agreements [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock, shares | shares								12,850
Purchase Agreements [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock, shares | shares								64,251
Exercise price | $ / shares																$ 115.00
Purchase Agreements [Member] | Warrant [Member] | PIPE Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of Stock, Consideration Received on Transaction													$ 125,000			$ 425,000
Purchase Agreements [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of Stock, Consideration Received on Transaction																$ 550,000
Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares issued | shares															67,000
Common stock, shares outstanding | shares															67,000

[1]	Amounts have been adjusted to reflect the 1-for-10 reverse stock split that became effective on September 8, 2025. See Note 2 “Basis of presentation and summary of significant accounting policies” for additional details.